Annual Operating Expenses - FidelityDiversifiedInternationalK6Fund-PRO - FidelityDiversifiedInternationalK6Fund-PRO - Fidelity Diversified International K6 Fund - Fidelity Diversified International K6 Fund
Dec. 30, 2022
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%